S000036206 [Member] Investment Strategy - S000036206 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management of a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, Columbia Management believes complement one another in pursuit of the Fund’s investment objective.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000® Index at the time of purchase (between $12.4 million and $30.7 billion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may also invest in real estate investment trusts (REITs) and exchange-traded funds. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials, industrials, and information technology sectors.
The Fund may invest in derivatives, such as futures (including equity index futures) to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions, to hedge existing positions, to increase market exposure and investment flexibility, including using the derivative as a substitute for the purchase or sale of an underlying security(ies) or basket of securities.
The Fund may also hold/invest in cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments, including for the purpose of covering its obligations with respect to, or that may result from, the Fund’s investments in derivatives.
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), J.P. Morgan Investment Management Inc. (JPMIM), and Jacobs Levy Equity Management, Inc. (Jacobs Levy). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities. One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.